Michele H. Abate

Vice President and

Associate General Counsel

Brighthouse Life Insurance Company

11225 North Community House Road

Charlotte, NC 28277

September 8, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Brighthouse Variable Life Account One
File No. 811-07971

Commissioners:

The Semi-Annual Reports for the period ended June 30, 2026 of the underlying funds are incorporated herein by reference as the reports transmitted to policyowners of Brighthouse
Variable Life Account One of Brighthouse Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Report for the Invesco V.I. EQV International Equity Fund of AIM Variable
Insurance Funds (Invesco Variable Insurance Funds) is incorporated by reference as filed on
Form N-CSRS, CIK No. 0000896435, File No. 811-07452.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust I are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File No. 811-10183.

The Semi-Annual Reports for certain portfolios of Brighthouse Funds Trust II are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Report for the Templeton Foreign VIP Fund of Franklin Templeton Variable
Insurance Products Trust is incorporated by reference as filed on Form N-CSRS, CIK No.
0000837274, File No. 811-05583.

The Semi-Annual Report for the Putnam VT Sustainable Leaders Fund of Putnam Variable
Trust is incorporated by reference as filed on Form N-CSRS, CIK No. 0000822671, File No.
811-05346.

Sincerely,

/s/ Michele H. Abate

Michele H. Abate
Vice President and Associate General Counsel
Brighthouse Life Insurance Company